PURCHASE OF GAS-FIRED GENERATION FACILITY	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
PURCHASE OF GAS-FIRED GENERATION FACILITY

PURCHASE OF GAS-FIRED GENERATION FACILITY

On December 10, 2014, TEP and UNS Electric acquired Gila River Unit 3, a gas-fired combined cycle unit with a nominal capacity rating of 550 MW located in Gila Bend, Arizona, from a subsidiary of Entegra Power Group LLC. TEP purchased a 75% undivided interest in Gila River Unit 3 (413 MW) for $164 million, and UNS Electric purchased the remaining 25% undivided interest. Upon the closing of the transaction, the letter of credit TEP provided in June 2014 for $15 million was canceled.

TEP’s purchase of Gila River Unit 3 is intended to replace the reduction of 195 MW of output from Springerville Unit 1 and the 170 MW of capacity expected to be retired at San Juan in 2017.

The transaction has been accounted for using the acquisition method of accounting which requires that assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date. The following table summarizes the assets acquired and liabilities assumed as of the acquisition date:

Millions of Dollars
Utility Plant - Net	$163
Materials and Supplies	2
ARO Obligation Assumed(1)	(1)

Total Purchase Price	$164

(1)	The ARO obligation was recorded at net present value in Deferred Credits and Other Liabilities - Other on TEP’s balance sheet.